ACCOUNTS RECEIVABLE - Financing Receivables (Details) - CAD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Current financing receivables	$ 2,341	$ 2,111
Long-term financing receivables	1,189	1,101
Total financing receivables	$ 3,530	$ 3,212